UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8416

Touchstone Variable Series Trust
 (Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio  45202-4203
 (Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway
Cincinnati, Ohio 45202-4203
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (513) 878-4066

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 to September 30, 2011

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Portfolio of Investments
Touchstone Baron Small Cap Growth Fund — September 30, 2011 (Unaudited)

Common Stocks — 99.1%	Shares	Market Value

Consumer Discretionary — 33.6%
Blue Nile, Inc.*†	2,400	$84,672
Choice Hotels International, Inc.	14,500	430,940
DeVry, Inc.	16,500	609,840
Dick's Sporting Goods, Inc.*	23,000	769,580
LKQ Corp.*	16,000	386,560
Lumber Liquidators Holdings, Inc.*†	6,000	90,600
Morningstar, Inc.	6,825	385,203
Panera Bread Co. - Class A*	3,000	311,820
Peet's Coffee & Tea, Inc.*†	9,000	500,760
Penn National Gaming, Inc.*†	10,000	332,900
Ralph Lauren Corp.	4,500	583,650
Strayer Education, Inc.†	3,500	268,345
Under Armour, Inc. - Class A*	5,800	385,178
Vail Resorts, Inc.	11,500	434,585
Wynn Resorts Ltd.	1,359	156,394
		5,731,027

Financials — 14.7%
Alexander's, Inc. REIT	900	324,918
Alexandria Real Estate Equities, Inc. REIT	2,500	153,475
Arch Capital Group Ltd.*	28,000	914,900
Cohen & Steers, Inc.†	7,423	213,412
Douglas Emmett, Inc. REIT	16,000	273,600
Eaton Vance Corp.	8,000	178,160
Jefferies Group, Inc.	5,500	68,255
LaSalle Hotel Properties REIT	3,500	67,200
Netspend Holdings, Inc.*	6,237	32,058
Primerica, Inc.	13,000	280,280
		2,506,258

Industrials — 12.9%
Aecom Technology Corp.*	5,500	97,185
Air Lease Corp.*†	2,922	56,102
Colfax Corp.*†	2,000	40,520
Copart, Inc.*	7,500	293,400
CoStar Group, Inc.*	5,700	296,229
Generac Holdings, Inc.*	15,000	282,150
Genesee & Wyoming, Inc. - Class A*	12,000	558,240
Middleby Corp.*	3,000	211,380
Tetra Tech, Inc.*	10,000	187,400
Valmont Industries, Inc.	1,500	116,910
Zipcar, Inc.*†	3,800	68,400
		2,207,916

Energy — 8.4%
Brigham Exploration Co.*	11,500	290,490
CARBO Ceramics, Inc.	3,800	389,614
Denbury Resources, Inc.*	5,700	65,550
SEACOR Holdings, Inc.	2,500	200,525
SM Energy Co.	5,400	327,510
Targa Resources Corp.	5,500	163,625
		1,437,314

Consumer Staples — 7.9%
Church & Dwight Co., Inc.	8,000	353,600
Diamond Foods, Inc.†	5,500	438,845
TreeHouse Foods, Inc.*	6,000	371,040
United Natural Foods, Inc.*	5,000	185,200
		1,348,685

Health Care — 7.8%
AMERIGROUP Corp.*	10,500	409,605
CFR Pharmaceuticals SA 144A ADR*	4,172	89,919
Chemed Corp.	3,000	164,880
Community Health Systems, Inc.*	12,000	199,680
Edwards Lifesciences Corp.*	3,500	249,480
Gen-Probe, Inc.*	2,800	160,300
IDEXX Laboratories, Inc.*	800	55,176
		1,329,040

Information Technology — 6.5%
Advent Software, Inc.*	6,000	125,100
Booz Allen Hamilton Holding Corp.*	3,300	49,071
MAXIMUS, Inc.	6,000	209,400
Pegasystems, Inc.†	7,000	214,270
RealPage, Inc.*	8,500	173,825
SS&C Technologies Holdings, Inc.*	12,215	174,552
Synchronoss Technologies, Inc.*	2,500	62,275
WebMD Health Corp.*	3,500	105,525
		1,114,018

Utilities — 4.5%
ITC Holdings Corp.	10,000	774,300

Telecommunication Services — 1.5%
SBA Communications Corp. - Class A*	7,513	259,048

Materials — 1.3%
Intrepid Potash, Inc.*	4,500	111,915
Molycorp, Inc.*†	3,240	106,499
		218,414

Total Common Stocks		$16,926,020

Investment Funds —12.0%
Invesco Liquid Assets Portfolio**	1,873,885	1,873,885
Touchstone Institutional Money Market Fund^	175,564	175,564

Total Investment Funds		$2,049,449

Total Investment Securities — 111.1%
(Cost $13,018,791)		$18,975,469

Liabilities in Excess of Other Assets — (11.1%)		(1,894,338)

Net Assets — 100.0%		$17,081,131

†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2011, was $1,774,665.
*	Non-income producing security.
**	Represents collateral for securities loaned.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust
144a — This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities were valued at $89,919 or 0.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Portfolio of Investments
Touchstone Baron Small Cap Growth Fund — September 30, 2011 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$16,836,101	$89,919	$–	$16,926,020
Investment Funds	2,049,449	–	–	2,049,449
				$18,975,469

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Core Bond Fund — September 30, 2011 (Unaudited)

Principal		Market
Amount		Value
	U.S. Treasury Obligations — 31.5%
$1,640,000	U.S. Treasury Bond, 4.375%, 5/15/41	$2,118,683
3,725,000	U.S. Treasury Note, 0.500%, 5/31/13	3,740,716
2,635,000	U.S. Treasury Note, 1.500%, 7/31/16	2,705,829
3,195,000	U.S. Treasury Note, 1.000%, 8/31/16	3,202,987
2,525,000	U.S. Treasury Note, 3.125%, 5/15/21	2,802,548
2,160,000	United States Treasury Inflation
	Indexed Bonds, 0.625%, 7/15/21	2,259,889
1,000,000	United States Treasury Inflation
	Indexed Bonds, 2.125%, 2/15/41	1,317,449
.	Total U.S. Treasury Obligations	$18,148,101
	Corporate Bonds —28.4%
	Financials — 6.7%
250,000	Bank of America Corp., 5.000%, 5/13/21	223,039
200,000	Brandywine Operating Partnership LP,
	5.400%, 11/1/14	208,612
290,000	Caterpillar Financial Services Corp.
	MTN, 5.450%, 4/15/18	340,886
120,000	CIT Group, Inc., 144a, 7.000%, 5/2/16	116,400
10,000	CIT Group, Inc., 144a, 7.000%, 5/2/17	9,700
170,000	Citigroup, Inc., 5.500%, 4/11/13	174,969
250,000	Credit Suisse New York MTN,
	4.375%, 8/5/20	241,919
50,000	Equinix, Inc., 8.125%, 3/1/18	52,625
100,000	Ford Motor Credit Co. LLC, 5.875%,
	8/2/21	99,468
350,000	General Electric Capital Corp. MTN,
	5.625%, 5/1/18	382,616
200,000	Goldman Sachs Group, Inc., 7.500%,
	2/15/19	223,184
260,000	HSBC Bank PLC, 144a, 3.100%,
	5/24/16	258,485
300,000	JPMorgan Chase & Co., 4.250%,
	10/15/20	300,711
16,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(a)	19,040
16,000	Lyondell Chemical Co., 144a,
	8.000%, 11/1/17	17,240
40,000	MetLife, Inc., 10.750%, 8/1/39	50,000
250,000	Morgan Stanley MTN, 4.100%,
	1/26/15	238,380
26,000	MPT Operating Partnership LP / MPT
	Finance Corp., 144a, 6.875%,
	5/1/21	24,700
43,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	41,011
15,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC, 144a, 8.750%,
	10/15/16	15,038
245,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	300,232
275,000	WCI Finance LLC / WEA Finance
	LLC, 144a, 5.700%, 10/1/16	294,583
220,000	Xstrata Finance Canada Ltd., 144a,
	5.500%, 11/16/11	221,090
		3,853,928

	Consumer Discretionary — 4.9%
23,000	Accuride Corp., 9.500%, 8/1/18	21,160
40,000	ACE Hardware Corp., 144a, 9.125%,
	6/1/16	41,500
37,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	35,890
15,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.875%, 4/30/18	15,262
60,000	Cequel Communications Holdings I LLC
	and Cequel Capital Corp., 144a, 8.625%,
	11/15/17	59,400
32,000	Chrysler Group LLC / CG Co-Issuer, Inc.,
	144a, 8.250%, 6/15/21	24,640
295,000	Comcast Corp., 5.700%, 7/1/19	343,911
24,000	Cooper-Standard Automotive, Inc.,
	8.500%, 5/1/18	24,480
50,000	CSC Holdings LLC, 8.625%, 2/15/19	54,875
11,000	Entravision Communications Corp.,
	8.750%, 8/1/17	10,313
100,000	Equinox Holdings, Inc., 144a, 9.500%,
	2/1/16	100,000
19,000	Exide Technologies, 8.625%, 2/1/18	17,670
26,000	Fisher Communications, Inc., 8.625%,
	9/15/14	25,935
23,000	Goodyear Tire & Rubber Co., 8.750%,
	8/15/20	23,690
290,000	Home Depot, Inc., 5.950%, 4/1/41	344,909
27,000	Icon Health & Fitness, 144a, 11.875%,
	10/15/16	24,570
22,000	Inergy LP / Inergy Finance Corp., 7.000%,
	10/1/18	20,680
30,000	Insight Communications Co., Inc., 144a,
	9.375%, 7/15/18	33,600
28,000	Intelsat Jackson Holdings SA, 144a,
	7.250%, 4/1/19	25,970
18,000	International Automotive Components
	Group SL, 144a, 9.125%, 6/1/18	16,830
125,000	Jarden Corp., 7.500%, 5/1/17	127,500
51,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	42,075
8,000	Lear Corp., 7.875%, 3/15/18	8,240
57,000	Libbey Glass, Inc., 10.000%, 2/15/15	59,708
140,000	Macy's Retail Holdings, Inc., 5.350%,
	3/15/12	142,154
41,000	Meritage Homes Corp., 7.150%, 4/15/20	36,900
275,000	News America, Inc., 6.900%, 3/1/19	321,290
6,000	Pulte Group, Inc., 6.375%, 5/15/33	4,170
12,000	Tenneco, Inc., 6.875%, 12/15/20	11,640
300,000	Time Warner Cable, Inc., 4.125%, 2/15/21	298,766
19,000	Tomkins LLC / Tomkins, Inc., 144a,
	9.000%, 10/1/18	19,475
24,000	Tower Automotive Holdings USA LLC /
	TA Holdings Finance, Inc., 144a,
	10.625%, 9/1/17	23,760
225,000	Viacom, Inc., 6.250%, 4/30/16	259,136
110,000	Visteon Corp., 144a, 6.750%, 4/15/19	99,000
100,000	Wyndham Worldwide Corp., 7.375%,
	3/1/20	110,859
		2,829,958

	Utilities — 4.1%
45,000	AES Corp., 8.000%, 10/15/17	45,225
25,000	Calpine Corp., 144a, 7.875%, 7/31/20	24,125
30,000	Calpine Corp., 144a, 7.500%, 2/15/21	28,650
215,000	CenterPoint Energy, Inc., 5.950%, 2/1/17	243,735
15,000	CMS Energy Corp., 8.750%, 6/15/19	17,483
51,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance Corp.,
	144a, 7.750%, 4/1/19	49,470
12,000	Crosstex Energy, 8.875%, 2/15/18	12,300

Portfolio of Investments
Touchstone Core Bond Fund — September 30, 2011 (Unaudited)

Principal		Market
Amount		Value
	Corporate Bonds — 28.4% (Continued)
$160,000	Enel Finance International NV, 144a,
	6.250%, 9/15/17	$161,587
300,000	Enterprise Products Operating LLC,
	3.200%, 2/1/16	306,467
40,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(a)	38,500
53,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 144a, 7.875%, 12/15/18	50,350
50,000	Intergen NV, 144a, 9.000%, 6/30/17	50,875
160,000	Ipalco Enterprises, Inc., 144a, 5.000%,
	5/1/18	146,400
145,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(a)	139,200
140,000	Plains All American Pipeline LP / PAA
	Finance Corp., 6.650%, 1/15/37	154,672
265,000	PPL Energy Supply LLC, 6.500%, 5/1/18	309,984
195,000	Rockies Express Pipeline LLC, 144a,
	6.250%, 7/15/13	207,513
290,000	TransCanada PipeLines Ltd., 6.100%,
	6/1/40	356,716
		2,343,252

	Energy — 2.9%
217,000	Basic Energy Services, Inc., 144a, 7.750%,
	2/15/19	206,150
18,000	Basic Energy Services, Inc., 7.125%,
	4/15/16	17,100
112,000	Chesapeake Energy Corp., 6.625%,
	8/15/20	115,360
32,000	Coffeyville Resources LLC / Coffeyville
	Finance Inc., 144a, 10.875%, 4/1/17	35,680
100,000	Denbury Resources, Inc., 8.250%, 2/15/20	105,000
37,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	32,190
78,000	Helix Energy Solutions Group, Inc., 144a,
	9.500%, 1/15/16	79,170
50,000	Holly Energy Partners LP / Holly Energy
	Finance Corp., 6.250%, 3/1/15	49,375
116,000	MEG Energy Corp., 144a, 6.500%,
	3/15/21	111,070
14,000	Newfield Exploration Co., 6.875%, 2/1/20	14,420
195,000	NuStar Logistics LP, 6.050%, 3/15/13	206,332
32,000	OGX Petroleo e Gas Participacoes SA,
	144a, 8.500%, 6/1/18	28,640
250,000	Petrobras International Finance Co. - Pifco,
	5.375%, 1/27/21	252,750
104,000	Petrohawk Energy Corp., 6.250%, 6/1/19	118,040
44,000	Pioneer Drilling Co., 9.875%, 3/15/18	45,980
100,000	Regency Energy Partners LP / Regency
	Energy Finance Corp., 6.875%, 12/1/18	103,000
35,000	Sabine Pass LNG LP, 7.250%, 11/30/13	33,863
101,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	7.875%, 10/15/18	102,010
		1,656,130

	Industrials — 2.4%
12,202	American Airline Pilot Trust, Ser 091A,
	10.375%, 7/2/19	13,300
39,000	Amsted Industries, Inc., 144a, 8.125%,
	3/15/18	40,365
7,000	Aviation Capital Group, 144a, 6.750%,
	4/6/21	6,735
265,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	311,758
10,000	BWAY Holding Co., 10.000%, 6/15/18	10,500
16,000	Calcipar SA, 144a, 6.875%, 5/1/18	13,840
100,000	Case New Holland, Inc., 7.875%, 12/1/17	106,500
25,000	Cenveo Corp., 8.875%, 2/1/18	19,688
9,034	Continental Airlines 2003-ERJ1 Pass
	Through Trust, 7.875%, 7/2/18	8,673
33,000	Dynacast International LLC / Dynacast
	Finance, Inc., 144a, 9.250%, 7/15/19	29,865
100,000	Gibraltar Industries, Inc., Ser B, 8.000%,
	12/1/15	95,000
23,000	Griffon Corp., 7.125%, 4/1/18	20,298
25,000	Iron Mountain, Inc., 8.000%, 6/15/20	25,125
39,000	Kemet Corp., 10.500%, 5/1/18	40,950
27,000	Liberty Tire Recycling, 144a, 11.000%,
	10/1/16	27,540
47,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp., 8.875%,
	4/1/18	46,530
31,000	Navios Maritime Holdings, Inc. / Navios
	Maritime Finance II US, Inc,, 8.125%,
	2/15/19	25,885
22,000	Navios South American Logisitcs, Inc. /
	Navios Logistics Finance US, Inc,, 144a,
	9.250%, 4/15/19	19,195
230,000	Norfolk Southern Corp., 5.750%, 4/1/18	269,586
9,000	PHH Corp., 9.250%, 3/1/16	9,247
190,000	Republic Services, Inc., 3.800%, 5/15/18	197,567
10,000	RR Donnelley & Sons Co., 7.625%,
	6/15/20	8,875
4,000	RR Donnelley & Sons Co., 7.250%,
	5/15/18	3,615
50,000	TransDigm, Inc., 7.750%, 12/15/18	50,875
15,000	Tutor Perini Corp., 7.625%, 11/1/18	12,825
		1,414,337

	Materials — 2.3%
50,000	AK Steel Corp., 7.625%, 5/15/20†	43,813
36,000	Aleris International, Inc., 144a, 7.625%,
	2/15/18	32,310
275,000	ArcelorMittal, 5.500%, 3/1/21	246,414
225,000	Barrick Gold Corp., 2.900%, 5/30/16	227,956
27,000	Cascades, Inc., 7.750%, 12/15/17	25,650
15,000	Cascades, Inc., 7.875%, 1/15/20	14,100
30,000	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp., 8.500%,
	12/15/19	31,200
10,000	Consol Energy, Inc., 8.000%, 4/1/17	10,450
10,000	Consol Energy, Inc., 8.250%, 4/1/20	10,525
75,000	JMC Steel Group, 144a, 8.250%, 3/15/18	70,500
30,000	Koppers, Inc., 7.875%, 12/1/19	31,125
10,000	Longview Fibre Paper & Packaging, Inc.,
	144a, 8.000%, 6/1/16	9,700
10,000	Novelis, Inc., 8.375%, 12/15/17	9,900
38,000	Penn Virginia Resource Partners LP / Penn
	Virginia Resource Finance Corp.,
	8.250%, 4/15/18	36,100
9,000	PolyOne Corp., 7.375%, 9/15/20	9,045
100,000	Steel Dynamics, Inc., 7.750%, 4/15/16	98,500
275,000	Teck Resources Ltd., 10.750%, 5/15/19	341,687
37,000	Tembec Industries, Inc., 11.250%,
	12/15/18	35,335
21,000	Texas Industries, Inc., 9.250%, 8/15/20	16,327

Portfolio of Investments
Touchstone Core Bond Fund — September 30, 2011 (Unaudited)

Principal		Market
Amount		Value
	Corporate Bonds — 28.4% (Continued)
$12,000	Vulcan Materials Co., 7.500%, 6/15/21	$11,195
		1,311,832

	Telecommunication Services — 1.9%
19,000	AMC Networks, Inc., 144a, 7.750%,
	7/15/21	19,475
225,000	AT&T, Inc., 6.550%, 2/15/39	266,463
49,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	45,570
18,000	DISH DBS Corp., 7.875%, 9/1/19	18,360
1,000	EH Holding Corp., 144a, 7.625%, 6/15/21	962
5,000	EH Holding Corp., 144a, 6.500%, 6/15/19	4,812
57,000	Frontier Communications Corp., 8.500%,
	4/15/20	55,290
14,000	MetroPCS Wireless, Inc., 7.875%, 9/1/18	13,580
19,000	NII Capital Corp., 8.875%, 12/15/19	19,808
30,000	NII Capital Corp., 7.625%, 4/1/21	29,775
25,000	PAETEC Holding Corp., 8.875%, 6/30/17	26,250
12,000	Sprint Capital Corp., 6.875%, 11/15/28	8,970
50,000	Sprint Nextel Corp., 8.375%, 8/15/17	46,500
7,000	TW Telecom Holdings, Inc., 8.000%,
	3/1/18	7,280
275,000	Verizon Communications, Inc., 6.250%,
	4/1/37	329,611
50,000	West Corp., 8.625%, 10/1/18	48,625
100,000	Wind Acquisition Finance SA, 144a,
	11.750%, 7/15/17	85,000
69,000	Windstream Corp., 7.875%, 11/1/17	69,863
		1,096,194

	Health Care — 1.5%
22,000	Accellent, Inc., 8.375%, 2/1/17	20,955
25,000	Apria Healthcare Group, Inc., 11.250%,
	11/1/14	24,000
25,000	Aptalis Pharma, Inc., 12.750%, 3/1/16	25,250
57,000	Capella Healthcare, Inc., 144a, 9.250%,
	7/1/17	54,150
100,000	CHS / Community Health Systems, Inc.,
	8.875%, 7/15/15	98,250
145,000	HCA, Inc., 6.500%, 2/15/20	141,738
305,000	Health Care REIT, Inc., 6.125%, 4/15/20	318,084
30,000	NBTY, Inc., 9.000%, 10/1/18	30,712
40,000	Omnicare, Inc., 7.750%, 6/1/20	40,800
80,000	Service Corp. International, 8.000%,
	11/15/21	83,800
40,000	Stonemor Operating LLC / Cornerstone
	Family Services of WV / Osiris Holding,
	10.250%, 12/1/17	38,300
		876,039

	Consumer Staples — 1.4%
190,000	Anheuser-Busch InBev Worldwide, Inc.,
	8.200%, 1/15/39	286,873
31,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	30,070
28,000	Central Garden and Pet Co., 8.250%,
	3/1/18	26,740
115,000	Del Monte Foods Co., 144a, 7.625%,
	2/15/19	97,175
55,000	Ingles Markets, Inc., 8.875%, 5/15/17	57,612
290,000	Kraft Foods, Inc., 4.125%, 2/9/16	308,811
		807,281

	Information Technology — 0.3%
50,000	CoreLogic, Inc., 144a, 7.250%, 6/1/21	44,875
19,000	First Data Corp., 144a, 8.875%, 8/15/20	17,860
100,000	Intel Corp., 3.300%, 10/1/21	102,154
39,000	Viasat, Inc., 8.875%, 9/15/16	39,585
		204,474

	Total Corporate Bonds	$16,393,425

	U.S. Government Mortgage-Backed
	Obligations — 17.0%

489,433	FHLMC, Pool #A95946, 4.000%, 1/1/41	513,089
392,119	FHLMC, Pool #A96485, 4.500%, 1/1/41	415,393
268,680	FHLMC, Pool #A56988, 5.500%, 2/1/37	291,618
475,567	FHLMC, Pool #G03217, 5.500%, 9/1/37	516,169
557,521	FHLMC, Pool #G06031, 5.500%, 3/1/40	605,119
251,040	FHLMC, Pool #G03781, 6.000%, 1/1/38	275,728
540,023	FNMA, Pool #AE4429, 4.000%, 10/1/40	566,737
192,910	FNMA, Pool #AB1800, 4.000%, 11/1/40	203,056
91,277	FNMA, Pool #254759, 4.500%, 6/1/18	97,775
93,688	FNMA, Pool #974401, 4.500%, 4/1/23	100,774
130,775	FNMA, Pool #974403, 4.500%, 4/1/23	141,883
520,850	FNMA, Pool #AD3795, 4.500%, 4/1/40	553,267
1,228,077	FNMA, Pool #AE0548, 4.500%, 11/1/40	1,304,512
340,668	FNMA, Pool #AI0805, 4.500%, 7/1/41	361,871
464,387	FNMA, Pool #983610, 5.000%, 5/1/23	499,551
143,188	FNMA, Pool #984256, 5.000%, 6/1/23	154,612
123,937	FNMA, Pool #988107, 5.000%, 8/1/23	133,321
137,887	FNMA, Pool #995472, 5.000%, 11/1/23	148,328
474,197	FNMA, Pool #899079, 5.000%, 3/1/37	511,012
242,609	FNMA, Pool #933806, 5.000%, 5/1/38	261,255
385,365	FNMA, Pool #AB1149, 5.000%, 6/1/40	415,222
753,887	FNMA, Pool #AD9150, 5.000%, 8/1/40	815,859
123,161	FNMA, Pool #995529, 5.500%, 11/1/22	133,577
139,677	FNMA, Pool #889734, 5.500%, 6/1/37	152,213
116,934	FNMA, Pool #995220, 6.000%, 11/1/23	127,301
345,717	FNMA, Pool #AE0831, 6.000%, 9/1/39	379,987
16,179	FNMA, Pool #561741, 7.500%, 1/1/31	18,892
23,338	FNMA, Pool #535290, 8.000%, 5/1/30	27,382
22,357	GNMA, Pool #G2 8503, 2.625%,
	9/20/24 (a)	23,210
30,385	GNMA, Ser 2003-11, Class GJ, 4.000%,
	10/17/29	32,389
4,120	GNMA, Pool #434792, 8.000%, 7/15/30	4,899
	Total U.S. Government Mortgage-
	Backed Obligations	$9,786,001

	Mortgage-Backed Securities — 15.3%
230,000	Banc of America Commercial Mortgage,
	Inc., Ser 2005-4, Class A3, 4.891%,
	7/10/45	234,083
280,000	Banc of America Commercial Mortgage,
	Inc., Ser 2006-2, Class A3, 5.893%,
	5/10/45(a)	290,572
365,000	Banc of America Commercial Mortgage,
	Inc., Ser 2006-6, Class A3, 5.369%,
	10/10/45	381,837
315,000	Banc of America Commercial Mortgage,
	Inc., Ser 2007-1, Class AAB, 5.422%,
	1/15/49	328,880
450,000	Banc of America Commercial Mortgage,
	Inc., Ser 2007-2, Class AAB, 5.771%,
	4/10/49(a)	479,359

Portfolio of Investments
Touchstone Core Bond Fund — September 30, 2011 (Unaudited)

Principal		Market
Amount		Value
	Mortgage-Backed Securities — 15.3% (continued)
$575,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2005-PWR9, Class A4A,
	4.871%, 9/11/42	$618,149
332,965	Bear Stearns Commercial Mortgage
	Securities, Ser 2006-PW12, Class AAB,
	5.878%, 9/11/38(a)	351,164
230,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2006-PW13, Class A3,
	5.518%, 9/11/41	235,726
550,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2007-PW16, Class A4,
	5.905%, 6/11/40(a)	586,604
150,000	Citigroup Commercial Mortgage Trust, Ser
	2006-C4, Class A2, 5.922%, 3/15/49(a)	156,124
135,000	Commercial Mortgage Pass Through
	Certificates, Ser 2005-C6, Class A5A,
	5.116%, 6/10/44(a)	146,177
430,238	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2005-9, Class 2A1,
	5.500%, 10/25/35	398,541
245,000	First Union Commercial Mortgage Trust,
	Ser 1999-C1, Class F, 144a, 5.350%,
	10/15/35	226,972
28,830	GE Capital Commercial Mortgage Corp.,
	Ser 2004-C1, Class A2, 3.915%,
	11/10/38	28,814
309,334	GE Capital Commercial Mortgage Corp.,
	Ser 2005-C4, Class ASB, 5.460%,
	11/10/45(a)	326,330
350,000	GS Mortgage Securities Corp. II, Ser 2006-
	GG8, Class AAB, 5.535%, 11/10/39	369,447
438,080	JP Morgan Chase Commercial Mortgage
	Securities Corp., Ser 2006-CB14, Class
	A3B, 5.677%, 12/12/44(a)	445,670
390,000	LB-UBS Commercial Mortgage Trust, Ser
	2006-C3, Class A3, 5.689%, 3/15/32(a)	401,716
700,000	Merrill Lynch/Countrywide Commercial
	Mortgage Trust, Ser 2007-5, Class ASB,
	5.362%, 8/12/48	730,001
585,000	Morgan Stanley Capital I, Ser 2007-T25,
	Class AAB, 5.508%, 11/12/49	613,951
673,747	Morgan Stanley Mortgage Loan Trust, Ser
	2007-3XS, Class 2A4S, 5.963%,
	1/25/47	377,006
75,694	Residential Funding Mortgage Securities I,
	Ser 2006-S2, Class A2, 5.750%,
	2/25/36	29,347
505,000	Wachovia Bank Commercial Mortgage
	Trust, Ser 2006-C29, Class A3, 5.313%,
	11/15/48	534,306
330,000	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46	345,325
197,790	Washington Mutual Alternative Mortgage
	Pass-Thru Certificates, Ser 2005-9,
	Class 2A4, 5.500%, 11/25/35	166,074

	Total Mortgage-Backed Securities	$8,802,175

	Asset-Backed Securities — 4.2%
400,937	Countrywide Asset-Backed Certificates,
	Ser 2007-S1, Class A5, 6.018%,
	11/25/36(a)	215,555
204,503	Deutsche ALT-A Securities, Inc. Alternate
	Loan Trust, Ser 2003-2XS, Class A6,
	4.970%, 9/25/33	202,658
603,161	Deutsche ALT-A Securities, Inc. Alternate
	Loan Trust, Ser 2005-3, Class 4A4,
	5.250%, 6/25/35	564,891
470,000	Greenwich Capital Commercial Funding
	Corp., Ser 2005-GG3, Class A3,
	4.569%, 8/10/42	473,347
465,000	Morgan Stanley Capital I, Ser 2006-HQ9,
	Class A3, 5.712%, 7/12/44	474,956
219,707	Residential Asset Securitization Trust, Ser
	2005-A6CB, Class A8, 5.500%, 6/25/35	53,029
251,149	Residential Asset Securitization Trust, Ser
	2006-A1, Class 1A3, 6.000%, 4/25/36	186,939
285,302	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1, 5.500%, 10/25/35	238,737

	Total Asset-Backed Securities	$2,410,112

	Sovereign Bond — 0.8%

500,000	Province of Quebec Canada, 2.750%,
	8/25/21	495,368

	Municipal Bonds — 0.7%

	California — 0.4%
180,000	California St UTGO, Ser 2009 5.950%,
	4/1/16	202,851
	Georgia — 0.3%
190,000	Municipal Electric Auth. of Georgia Rev,
	Ser 2010 6.655%, 4/1/57	200,686
	Total Municipal Bonds	$403,537

	Preferred Stocks — 0.4%
	Financials —0.4%
1,363	Ally Financial, Inc., 7.38%	$27,424
7,900	Citigroup Capital VIII, 6.95%	$185,808
	Total Preferred Stocks	$213,232

	Investment Fund — 1.1%

45,184	Invesco Liquid Assets Portfolio**	45,184
608,092	Touchstone Institutional Money Market
	Fund^	608,092
.	Total Investment Funds	$653,276

	Total Investment Securities — 99.4%
	(Cost $56,955,316)	$57,305,227

	Other Assets in Excess of Liabilities — 0.6%	339,589

	Net Assets — 100.0%	$57,644,816

Portfolio of Investments
Touchstone Core Bond Fund — September 30, 2011 (Unaudited)

(a)	Variable rate security - the rate reflected is the rate in effect as of September 30, 2011.
†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2011, was $42,919.
**	Represents collateral for securities loaned.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:
FNMA — Federal National Mortgage Association
FHLMC — Federal Home Loan Mortgage Corp.
GNMA — Government National Mortgage Association
LLC — Limited Liability Company
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
UTGO — Unlimited Tax General Obligation
144a— This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities were valued at $3,830,599 or 6.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$–	$18,148,101	$–	$18,148,101
Corporate Bonds	–	16,393,425	–	16,393,425
U.S. Government Mortgage-Backed Obligations	–	9,786,001	–	9,786,001
Mortgage-Backed Securities	–	8,802,175	–	8,802,175
Asset-Backed Securities	–	2,410,112	–	2,410,112
Investment Funds	653,276	–	–	653,276
Sovereign Bond	–	495,368	–	495,368
Municipal Bonds	–	403,537	–	403,537
Preferred Stocks	185,808	27,424	–	213,232
				$57,305,227

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone High Yield Fund — September 30, 2011 (Unaudited)

Principal		Market
Amount		Value
	Corporate Bonds — 97.5%
	Consumer Discretionary — 21.0%
$12,000	Asbury Automotive Group, Inc., 7.625%, 3/15/17	$11,460
163,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 8.125%, 4/30/20	169,520
155,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 7.000%, 1/15/19	150,350
65,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 6.500%, 4/30/21	61,425
400,000	Cequel Communications Holdings I LLC and
	Cequel Capital Corp., 144a, 8.625%, 11/15/17	396,000
216,000	Chrysler Group LLC / CG Co-Issuer, Inc., 144a,
	8.250%, 6/15/21	166,320
155,000	Cooper-Standard Automotive, Inc., 8.500%,
	5/1/18	158,100
65,000	CSC Holdings LLC, 8.625%, 2/15/19	71,337
250,000	Entravision Communications Corp., 8.750%,
	8/1/17	234,375
196,000	Equinox Holdings, Inc., 144a, 9.500%, 2/1/16	196,000
147,000	Exide Technologies, 8.625%, 2/1/18	136,710
139,000	Fisher Communications, Inc., 8.625%, 9/15/14	138,652
126,000	Goodyear Tire & Rubber Co., 8.750%, 8/15/20	129,780
160,000	Icon Health & Fitness, 144a, 11.875%, 10/15/16	145,600
132,000	Inergy LP / Inergy Finance Corp., 7.000%,
	10/1/18	124,080
169,000	Intelsat Jackson Holdings SA, 144a, 7.250%,
	4/1/19	156,748
127,000	International Automotive Components Group SL,
	144a, 9.125%, 6/1/18	118,745
50,000	Jarden Corp., 8.000%, 5/1/16	52,813
422,000	JBS USA LLC / JBS USA Finance, Inc., 144a,
	7.250%, 6/1/21	348,150
139,000	Lamar Media Corp., Ser B, 6.625%, 8/15/15	136,568
56,000	Lear Corp., 7.875%, 3/15/18	57,680
256,000	Libbey Glass, Inc., 10.000%, 2/15/15	268,160
105,000	Meritage Homes Corp., 7.150%, 4/15/20	94,500
250,000	Meritage Homes Corp., 6.250%, 3/15/15	240,000
346,000	Penske Auto Group, Inc., 7.750%, 12/15/16	342,540
28,000	Pulte Group, Inc., 7.875%, 6/15/32	22,400
108,000	Pulte Group, Inc., 6.375%, 5/15/33	75,060
60,000	Quebecor Media, Inc., 7.750%, 3/15/16	59,850
152,000	Quebecor Media, Inc., 7.750%, 3/15/16	152,000
129,000	Sealy Mattress Co., 8.250%, 6/15/14	121,582
71,000	Tenneco, Inc., 6.875%, 12/15/20	68,870
125,000	Tomkins LLC / Tomkins, Inc., 144a, 9.000%,
	10/1/18	128,125
148,000	Tower Automotive Holdings USA LLC / TA
	Holdings Finance, Inc., 144a, 10.625%, 9/1/17	146,520
250,000	Visteon Corp., 144a, 6.750%, 4/15/19	225,000
		5,105,020

	Industrials — 17.5%
91,984	American Airlines Pass Through Trust 2009-1A,
	10.375%, 7/2/19	100,263
264,000	Amsted Industries, Inc., 144a, 8.125%, 3/15/18	273,240
75,000	Ashtead Capital, Inc., 144a, 9.000%, 8/15/16	74,250
100,000	BE Aerospace, Inc., 8.500%, 7/1/18	107,000
150,000	Belden, Inc., 7.000%, 3/15/17	150,000
61,000	BWAY Holding Co., 10.000%, 6/15/18	64,050
250,000	Case New Holland, Inc., 7.875%, 12/1/17	266,250
400,000	Cenveo Corp., 8.875%, 2/1/18	315,000
138,905	Continental Airlines 2003-ERJ1 Pass Through
	Trust, 7.875%, 7/2/18	133,349
222,000	Dynacast International LLC / Dynacast Finance,
	Inc., 144a, 9.250%, 7/15/19	200,910
110,000	Griffon Corp., 7.125%, 4/1/18 $	97,075
484,000	Kemet Corp., 10.500%, 5/1/18	508,200
231,000	Liberty Tire Recycling, 144a, 11.000%, 10/1/16	235,620
318,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp., 8.875%, 4/1/18	314,820
120,000	Moog, Inc., 7.250%, 6/15/18	123,000
492,000	Mueller Water Products, Inc., 7.375%, 6/1/17	383,760
197,000	Navios Maritime Holdings, Inc. / Navios
	Maritime Finance II US Inc, 8.125%, 2/15/19	164,495
134,000	Navios South American Logisitcs, Inc. / Navios
	Logistics Finance US Inc, 144a, 9.250%,
	4/15/19	116,915
29,000	RR Donnelley & Sons Co., 7.250%, 5/15/18	26,209
76,000	RR Donnelley & Sons Co., 7.625%, 6/15/20	67,450
350,000	TransDigm, Inc., 7.750%, 12/15/18	356,125
200,000	Tutor Perini Corp., 7.625%, 11/1/18	171,000
		4,248,981

	Telecommunication Services — 11.3%
189,000	AMC Networks, Inc., 144a, 7.750%, 7/15/21	193,725
248,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	230,640
142,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	137,740
140,000	DISH DBS Corp., 7.875%, 9/1/19	142,800
8,000	EH Holding Corp., 144a, 7.625%, 6/15/21	7,700
31,000	EH Holding Corp., 144a, 6.500%, 6/15/19	29,838
364,000	Frontier Communications Corp., 8.500%,
	4/15/20	353,080
114,000	MetroPCS Wireless, Inc., 7.875%, 9/1/18	110,580
145,000	NII Capital Corp., 8.875%, 12/15/19	151,162
260,000	NII Capital Corp., 7.625%, 4/1/21	258,050
384,000	Sprint Capital Corp., 6.875%, 11/15/28	287,040
41,000	TW Telecom Holdings, Inc., 8.000%, 3/1/18	42,640
279,000	West Corp., 8.625%, 10/1/18	271,327
231,000	Wind Acquisition Finance SA, 144a, 11.750%,
	7/15/17	196,350
114,000	Windstream Corp., 7.500%, 4/1/23	106,305
229,000	Windstream Corp., 7.875%, 11/1/17	231,863
		2,750,840

	Energy — 10.7%
70,000	Basic Energy Services, Inc., 144a, 7.750%,
	2/15/19	66,500
19,000	Basic Energy Services, Inc., 7.125%, 4/15/16	18,050
87,000	Chesapeake Energy Corp., 6.625%, 8/15/20	89,610
349,000	Coffeyville Resources LLC / Coffeyville Finance
	Inc., 144a, 10.875%, 4/1/17	389,135
323,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	281,010
300,000	Exterran Holdings, Inc., 144a, 7.250%, 12/1/18	288,000
644,000	Helix Energy Solutions Group, Inc., 144a,
	9.500%, 1/15/16	653,660
50,000	Hilcorp Energy I LP / Hilcorp Finance Co.,
	144a, 8.000%, 2/15/20	50,875
88,000	Hilcorp Energy I LP / Hilcorp Finance Co.,
	144a, 7.625%, 4/15/21	88,440
95,000	Holly Energy Partners LP / Holly Energy Finance
	Corp., 8.250%, 3/15/18	99,275
91,000	MEG Energy Corp., 144a, 6.500%, 3/15/21	87,132
219,000	OGX Petroleo e Gas Participacoes SA, 144a,
	8.500%, 6/1/18	196,005
284,000	Pioneer Drilling Co., 9.875%, 3/15/18	296,780
		2,604,472

Portfolio of Investments
Touchstone High Yield Fund — September 30, 2011 (Unaudited)

Principal		Market
Amount		Value
	Corporate Bonds — 97.5% (Continued)
	Utilities — 10.1%
$364,000	Atlas Pipeline Partners LP, 8.750%, 6/15/18	$371,280
150,000	Calpine Corp., 144a, 7.875%, 1/15/23	144,750
94,000	Crestwood Midstream Partners LP / Crestwood
	Midstream Finance Corp., 144a, 7.750%,
	4/1/19	91,180
79,000	Crosstex Energy, 8.875%, 2/15/18	80,975
200,000	Enterprise Products Operating LLC, Ser A,
	8.375%, 8/1/66(a)	207,250
367,000	Enterprise Products Operating LLC, 7.000%,
	6/1/67(a)	353,238
315,000	Genesis Energy LP / Genesis Energy Finance
	Corp., 144a, 7.875%, 12/15/18	299,250
51,000	GenOn Energy, Inc., 7.625%, 6/15/14	49,852
350,000	Intergen NV, 144a, 9.000%, 6/30/17	356,125
85,000	North American Energy, 144a, 10.875%, 6/1/16	88,188
85,000	NRG Energy, Inc., 144a, 7.875%, 5/15/21	77,775
330,000	Regency Energy Partners LP / Regency Energy
	Finance Corp., 6.500%, 7/15/21	331,650
9,000	Targa Resources Partners, 8.250%, 7/1/16	9,360
		2,460,873

	Materials — 8.0%
91,000	AK Steel Corp., 7.625%, 5/15/20†	79,739
312,000	Aleris International, Inc., 144a, 7.625%, 2/15/18	280,020
228,000	Cascades, Inc., 7.750%, 12/15/17	216,600
202,000	Cloud Peak Energy Resources LLC / Cloud Peak
	Energy Finance Corp., 8.500%, 12/15/19	210,080
66,000	Consol Energy, Inc., 8.000%, 4/1/17	68,970
66,000	Consol Energy, Inc., 8.250%, 4/1/20	69,465
184,000	Koppers, Inc., 7.875%, 12/1/19	190,900
65,000	Longview Fibre Paper & Packaging, Inc., 144a,
	8.000%, 6/1/16	63,050
75,000	Novelis, Inc., 8.375%, 12/15/17	74,250
145,000	Penn Virginia Resource Partners LP / Penn
	Virginia Resource Finance Corp., 8.250%,
	4/15/18	137,750
53,000	PolyOne Corp., 7.375%, 9/15/20	53,265
300,000	Tembec Industries, Inc., 11.250%, 12/15/18	286,500
81,000	US Concrete, Inc., 144a, 9.500%, 8/31/15	70,571
135,000	Vulcan Materials Co., 7.500%, 6/15/21†	125,943
		1,927,103

	Health Care — 6.4%
352,000	Accellent, Inc., 8.375%, 2/1/17	335,280
200,000	Apria Healthcare Group, Inc., 11.250%, 11/1/14	192,000
282,000	Omnicare, Inc., 7.750%, 6/1/20	287,640
300,000	Res-Care, Inc., 10.750%, 1/15/19	291,000
290,000	Stonemor Operating LLC / Cornerstone Family
	Services of WV / Osiris Holding, 10.250%,
	12/1/17	277,675
208,000	Universal Hospital Services, Inc., 3.778%,
	6/1/15(a)	178,880
		1,562,475

	Financials — 5.3%
148,000	CIT Group, Inc., 144a, 7.000%, 5/2/16	143,560
74,000	CIT Group, Inc., 144a, 7.000%, 5/2/17	71,780
107,000	Credit Acceptance Corp., 9.125%, 2/1/17	105,395
238,000	Equinix, Inc., 8.125%, 3/1/18	250,495
113,000	Liberty Mutual Group, Inc., 144a, 10.750%,
	6/15/58(a)	134,470
114,000	Lyondell Chemical Co., 144a, 8.000%, 11/1/17	122,835
256,000	MPT Operating Partnership LP / MPT Finance
	Corp., 144a, 6.875%, 5/1/21	243,200
147,000	Omega Healthcare Investors, Inc., 6.750%,
	10/15/22	140,201
60,000	Reynolds Group Issuer, Inc. / Reynolds Group
	Issuer LLC, 144a, 8.750%, 10/15/16	60,150
		1,272,086

	Information Technology — 4.3%
124,000	CommScope, Inc., 144a, 8.250%, 1/15/19	120,900
312,000	CoreLogic, Inc., 144a, 7.250%, 6/1/21	280,020
67,000	First Data Corp., 144a, 8.250%, 1/15/21	52,930
153,000	First Data Corp., 144a, 8.875%, 8/15/20	143,820
15,000	First Data Corp., 9.875%, 9/24/15	12,563
427,000	Viasat, Inc., 8.875%, 9/15/16	433,405
		1,043,638

	Consumer Staples — 2.9%
287,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	278,390
169,000	Central Garden and Pet Co., 8.250%, 3/1/18	161,395
250,000	Ingles Markets, Inc., 8.875%, 5/15/17	261,875
		701,660

	Total Corporate Bonds	$23,677,148

	Investment Fund — 0.9%

213,083	Invesco Liquid Assets Portfolio**	213,083
7,750	Touchstone Institutional Money Market Fund^	7,750
.	Total Investment Funds	220,833

	Preferred Stock —0.4%
	Financials —0.4%
4,685	Ally Financial, Inc., 7.38%	$94,262

	Total Investment Securities — 98.8%
	(Cost $24,895,242)	$23,992,243

	Other Assets in Excess of Liabilities — 1.2%	281,480

	Net Assets — 100.0%	$24,273,723

(a)	Variable rate security - the rate reflected is the rate in effect as of September 30, 2011.
†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2011, was $203,625.
**	Represents collateral for securities loaned.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:
LLC — Limited Liability Company
144a — This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities were valued at $8,579,477 or 35.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Portfolio of Investments
Touchstone High Yield Fund — September 30, 2011 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$–	$23,677,148	$–	$23,677,148
Investment Funds	220,833	–	–	220,833
Preferred Stocks	–	94,262	–	94,262
				$23,992,243

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Core Equity Fund — September 30, 2011 (Unaudited)

Common Stocks — 98.1%	Shares	Market Value

Information Technology — 20.8%
Broadcom Corp. - Class A*	17,924	$596,690
Fiserv, Inc.*	5,573	282,941
Google, Inc. - Class A*	1,394	717,046
Intel Corp.	22,946	489,438
International Business Machines Corp.	4,515	790,260
Microsoft Corp.	19,345	481,497
Oracle Corp.	29,021	834,064
QUALCOMM, Inc.	15,216	739,954
TE Connectivity Ltd.	21,867	615,337
Xilinx, Inc.	20,581	564,743
		6,111,970

Consumer Discretionary — 13.1%
Best Buy Co., Inc.	10,320	240,456
Coach, Inc.	5,650	292,840
GameStop Corp. - Class A*†	12,622	291,568
Genuine Parts Co.	7,002	355,702
Home Depot, Inc.	9,158	301,023
McDonald's Corp.	10,721	941,518
Ross Stores, Inc.	10,009	787,608
Yum! Brands, Inc.	12,669	625,722
		3,836,437

Industrials — 12.9%
Caterpillar, Inc.	2,720	200,845
Cummins, Inc.	2,670	218,032
Danaher Corp.	11,248	471,741
Eaton Corp.	10,686	379,353
Emerson Electric Co.	11,057	456,765
Illinois Tool Works, Inc.	12,056	501,530
Union Pacific Corp.	8,717	711,917
United Technologies Corp.	12,235	860,855
		3,801,038

Health Care — 11.8%
Bristol-Myers Squibb Co.	15,221	477,635
Express Scripts, Inc.*	6,102	226,201
Laboratory Corp. of America Holdings*	3,750	296,438
McKesson Corp.	9,507	691,159
Novartis AG ADR	12,560	700,471
Teva Pharmaceutical Industries Ltd. ADR	7,551	281,048
UnitedHealth Group, Inc.	17,342	799,813
		3,472,765

Financials — 11.0%
Aflac, Inc.	18,687	653,111
American Express Co.	14,164	635,963
BlackRock, Inc.	3,510	519,515
Capital One Financial Corp.	6,500	257,595
JPMorgan Chase & Co.	8,510	256,321
MetLife, Inc.	12,882	360,825
State Street Corp.	17,486	562,350
		3,245,680

Energy — 10.7%
Chevron Corp.	8,838	817,692
ConocoPhillips	10,755	681,007
Ensco PLC ADR	20,317	821,416
Marathon Oil Corp.	23,363	504,173
Marathon Petroleum Corp.	12,361	334,489
		3,158,777

Consumer Staples — 7.7%
Altria Group, Inc.	19,120	512,607
Archer-Daniels-Midland Co.	5,560	137,944
PepsiCo, Inc.	8,387	519,155
Philip Morris International, Inc.	17,592	1,097,389
		2,267,095

Materials — 4.5%
BHP Billiton Ltd. ADR†	4,015	266,756
Freeport-McMoRan Copper & Gold, Inc.	10,515	320,182
Praxair, Inc.	7,862	734,940
		1,321,878

Utilities — 2.9%
Dominion Resources, Inc.	16,604	842,985

Telecommunication Services — 2.7%
AT&T, Inc.	11,995	342,097
Vodafone Group PLC ADR	17,436	447,234
		789,331

Total Common Stocks		$28,847,956

Investment Funds —3.7%
Invesco Liquid Assets Portfolio**	464,364	464,364
Touchstone Institutional Money Market Fund^	638,971	638,971

Total Investment Funds		$1,103,335

Total Investment Securities — 101.8%
(Cost $28,311,063)		$29,951,291

Liabilities in Excess of Other Assets — (1.8%)		(517,945)

Net Assets — 100.0%		$29,433,346

*	Non-income producing security.
†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2011, was $440,701.
**	Represents collateral for securities loaned.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

Portfolio of Investments
Touchstone Large Cap Core Equity Fund — September 30, 2011 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$28,847,956	$–	$–	$28,847,956
Investment Funds	1,103,335	–	–	1,103,335
				$29,951,291

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Growth Fund — September 30, 2011 (Unaudited)

Common Stocks — 95.5%	Shares	Market Value

Information Technology — 24.8%
Alliance Data Systems Corp.*	6,700	$621,090
Autodesk, Inc.*	15,990	444,202
Avago Technologies Ltd.	11,340	371,612
BMC Software, Inc.*	7,420	286,115
Check Point Software Technologies Ltd.*	10,050	530,238
Gartner, Inc.*	12,390	432,039
Juniper Networks, Inc.*	6,590	113,743
NICE Systems Ltd. ADR*	15,050	456,768
ON Semiconductor Corp.*	54,100	387,897
Red Hat, Inc.*	11,430	483,032
Salesforce.com, Inc.*	3,990	455,977
Teradata Corp.*	8,750	468,388
		5,051,101

Consumer Discretionary — 13.3%
Coach, Inc.	8,070	418,268
Discovery Communications, Inc. - Class A*	10,150	381,843
Lear Corp.	15,330	657,657
Nordstrom, Inc.	8,540	390,108
Penn National Gaming, Inc.*	15,480	515,329
Priceline.com, Inc.*	785	352,826
		2,716,031

Materials — 12.8%
Albemarle Corp.	6,500	262,600
Crown Holdings, Inc.*	11,710	358,443
Ecolab, Inc.	10,480	512,367
Greif, Inc. - Class A	9,660	414,317
International Flavors & Fragrances, Inc.	7,950	446,949
Molycorp, Inc.*†	7,860	258,358
Solutia, Inc.*	26,950	346,308
		2,599,342

Health Care — 12.6%
DENTSPLY International, Inc.	17,460	535,847
Life Technologies Corp.*	7,420	285,151
Mettler-Toledo International, Inc.*	4,100	573,836
United Therapeutics Corp.*	11,250	421,763
Vertex Pharmaceuticals, Inc.*	11,860	528,244
Warner Chilcott PLC - Class A*	15,160	216,788
		2,561,629

Energy — 12.5%
Alpha Natural Resources, Inc.*	12,186	215,570
CONSOL Energy, Inc.	9,560	324,371
Denbury Resources, Inc.*	28,775	330,913
Ensco PLC ADR	8,870	358,614
Tesoro Corp.*	32,990	642,315
Valero Energy Corp.	16,800	298,704
Weatherford International Ltd.*	30,640	374,115
		2,544,602

Industrials — 8.3%
Cooper Industries PLC	8,870	409,085
Dover Corp.	8,630	402,158
IDEX Corp.	12,270	382,333
Precision Castparts Corp.	3,270	508,354
		1,701,930

Financials — 5.6%
Ameriprise Financial, Inc.	8,260	325,114
Discover Financial Services	20,200	463,388
IntercontinentalExchange, Inc.*	3,010	355,962
		1,144,464

Consumer Staples — 4.1%
Green Mountain Coffee Roasters, Inc.*	2,970	276,032
Ralcorp Holdings, Inc.*	7,340	563,051
		839,083

Telecommunication Services — 1.5%
NII Holdings, Inc.*	11,480	309,386

Total Common Stocks		$19,467,568

Investment Funds —6.7%
Invesco Liquid Assets Portfolio**	270,390	270,390
Touchstone Institutional Money Market Fund^	1,103,253	1,103,253

Total Investment Funds		$1,373,643

Total Investment Securities — 102.2%
(Cost $22,436,980)		$20,841,211

Liabilities in Excess of Other Assets — (2.2%)		(450,213)

Net Assets — 100.0%		$20,390,998

Portfolio Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

*	Non-income producing security.
†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2011, was $255,761.
**	Represents collateral for securities loaned.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$19,467,568	$–	$–	$19,467,568
Investment Funds	1,373,643	–	–	1,373,643
				$20,841,211

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Money Market Fund — September 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

Corporate Bonds — 8.5%
500,000	Toyota Motor Credit Corp.
	MTN (a)	0.29	10/1/11	$500,000
1,060,000	FBC Chemical Corp. (a)	0.30	10/7/11	1,060,000
675,000	Manhattan Christian
	College, Inc. (a)	0.45	10/7/11	675,000
225,000	Caterpillar Financial
	Services Corp.	5.13	10/12/11	225,318
2,050,000	General Electric Capital
	Corp.	5.00	11/15/11	2,075,817
300,000	Mercantile-Safe Deposit &
	Trust Co.	5.70	11/15/11	301,707
269,000	Credit Suisse USA, Inc.	6.50	1/15/12	273,510
110,000	JPMorgan Chase & Co.	4.50	1/15/12	111,210
464,000	National Rural Utilities
	Cooperative Finance
	Corp. MTN	7.25	3/1/12	476,804
200,000	Bank of America Corp.	6.25	4/15/12	205,780

Total Corporate Bonds				5,905,146
Municipal Bonds — 10.0%
180,000	Ingham Co MI Bldg Auth
	Rev Ser 2002	4.40	10/1/11	180,000
150,000	OH St Bldng Auth.Rev Ser
	2009 A	5.00	10/1/11	150,000
200,000	OH St UTGO Ser 2007 L	4.00	10/1/11	200,000
701,000	Hopewell Development
	Co. (LOC: National
	City Bank)	0.30	10/7/11	701,000
300,000	MI St Bldg Auth Rev Ser
	2001 II	5.50	10/15/11	300,600
600,000	AMP OH, Inc. Rev BANS
	Ser 2010	1.50	10/27/11	600,214
400,000	MS St UTGO Ser 2001	5.00	11/1/11	401,467
100,000	OH St Higher Edl Facs
	Rev Ser 2002 C	5.25	11/1/11	100,388
275,000	Glastonbury CT UTGO
	Ser 2011	0.85	11/14/11	275,114
100,000	MA Water Resources Auth
	Rev Ser 1995 B	6.25	12/1/11	100,922
300,000	Marshfield WI Electric
	Rev BANS Ser 2010	2.00	12/1/11	300,598
700,000	Ramapo NY GO BANS
	Ser 2010	2.00	12/13/11	701,035
300,000	Columbia OH LSD UTGO
	Ser 2011	2.00	1/19/12	301,118
370,000	Mason OH EDR Ser 2011	1.75	2/1/12	370,676
200,000	New Bedford MA LTGO
	BANS Ser 2011	1.95	2/10/12	200,321
250,000	Franklin Co OH Spl Obl
	Rev Ser 2011	1.10	3/9/12	250,216
610,000	Bristol CT UTGO BANS
	Ser 2011	1.25	7/30/12	611,376
200,000	Butler Co OH BANS
	(Fiber Optic Imput)	0.90	8/2/12	200,000
500,000	Woodbridge CT UTGO
	Ser 2011	1.00	8/24/12	501,110
500,000	Union Twp OH BANS Ser
	2011	1.13	9/12/12	502,234

Total Taxable Municipal Bonds				6,948,389

U.S. Government Agency Obligations — 8.8%
1,000,000	Overseas Private
	Investment Corp.	0.09	10/7/11	1,000,000
500,000	Overseas Private
	Investment Corp.	0.47	7/31/12	500,400
500,000	Overseas Private
	Investment Corp. Ser 4	0.09	10/7/11	500,000
1,173,977	Overseas Private
	Investment Corp.	0.08	10/7/11	1,173,977
1,162,621	Overseas Private
	Investment Corp.	0.08	10/7/11	1,162,621
1,754,386	Overseas Private
	Investment Corp. Ser A	0.08	10/7/11	1,754,386

Total U.S. Government Agency Obligations				6,091,384

Certificate of Deposit — 0.4%
300,000	Bank of Nova Scotia	0.58	12/5/11	300,136
Commercial Paper — 3.6%
2,000,000	Bank of Tokyo-Mitsubishi
	UFJ Ltd.	0.15	10/6/11	1,999,958
500,000	York Co SC Ser OOB2	0.45	12/1/11	500,000

Total Commercial Paper				2,499,958

Repurchase Agreement — 5.1%
3,500,000	Bank of Montreal	0.03	10/3/11	3,500,000
	Maturity Value
	$3,500,009
	Collateralize by GNMA
	5.5% due 4/15/33 and
	GNMA 6.5% due
	2/20/36. The aggregate
	market value of the
	collateral including
	accrued interest was
	$3,570,000
Variable Rate Demand Notes — 63.7%(a)
300,000	Allen Co OH Hosp Facs
	Rev Ser 2010 C (LOC:
	Bank of Nova Scotia)	0.09	10/1/11	300,000
1,000,000	Allen Co OH Hosp Facs
	Rev Ser 2008 B (LOC:
	JP Morgan Chase Bank)	0.13	10/1/11	1,000,000
1,000,000	CA Pollution Control
	Financing Auth Rev Ser
	1996 F (LOC - JP
	Morgan Chase Bank)	0.10	10/1/11	1,000,000
1,000,000	CA Statewide
	Communities
	Development Auth. Rev
	Ser 2008 B (LOC -
	WELLS FARGO
	BANK NA)	0.09	10/1/11	1,000,000
1,100,000	Columbia SC Rev Ser
	2009 (LOC - U.S.
	BANK NA)	0.12	10/1/11	1,100,000
600,000	Cuyahoga Co OH Rev
	(Cleveland Clinic) Ser
	2004 B1 (SPA: Wells
	Fargo Bank NA)	0.12	10/1/11	600,000
1,100,000	Cuyahoga Co OH Rev
	(Cleveland Clinic) Ser
	2004 B3 (SPA: Bank of
	America NA)	0.13	10/1/11	1,100,000
1,000,000	Jackson Co MS Port Facs
	Rev Ser 1993	0.10	10/1/11	$1,000,000

Portfolio of Investments
Touchstone Money Market Fund — September 30, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Variable Rate Demand Notes (continued)
1,900,000	Jacksonville FL Econ Dev
	Commn Hlthcare Facs
	Rev Ser 2005 (LOC:
	TD Bank NA)	0.10	10/1/11	1,900,000
1,400,000	Lincoln Co WY Rev Ser
	1984	0.08	10/1/11	1,400,000
1,000,000	Lower Neches Valley
	Auth. Industrial
	Development Corp. Rev
	Ser 2006	0.10	10/1/11	1,000,000
1,500,000	MS Business Finance
	Corp Rev Ser 2007 A	0.10	10/1/11	1,500,000
1,500,000	New York NY UTGO Ser
	1993 (LOC: JP Morgan
	Chase Bank)	0.10	10/1/11	1,500,000
800,000	Orange Co FL Sch Brd
	COP Ser 2008 E (LOC:
	Wachovia Bank)	0.15	10/1/11	800,000
1,200,000	Pitkin Co IDA Rev Ser
	1994 A (LOC: JP
	Morgan Chase Bank)	0.14	10/1/11	1,200,000
1,800,000	Sarasota Co FL Pub Hosp
	Dist Rev Ser 2008
	(LOC: Northern Trust
	Co)	0.12	10/1/11	1,800,000
1,500,000	VT St Edl & Hlth Bldgs
	Fin Agy Rev Ser 2007
	(LOC: TD Bank NA)	0.15	10/1/11	1,500,000
925,000	486 Lesser Street LLC
	(LOC: Comerica Bank)	0.40	10/7/11	925,000
200,000	Alameda Co IDA Rev Ser
	2005 (LOC: Comerica
	Bank)	0.28	10/7/11	200,000
520,000	Butler Co OH Cap Fdg
	Rev (CCAO Low Cost)
	Ser 2005 (LOC: US
	Bank NA)	0.27	10/7/11	520,000
375,000	CA Infra & Econ Dev Bk
	Rev Ser 2008 (LOC:
	Comerica Bank)	0.58	10/7/11	375,000
940,000	CA St Enterprise Dev
	Auth IDR (Tri-Tool
	Inc) Ser 2007 B (LOC:
	Comerica Bank)	0.58	10/7/11	940,000
490,000	CA Statewide CDA MFH
	(Sunrise Fresno) Ser
	2000 (FNMA)	0.23	10/7/11	490,000
250,000	Chattanooga TN Hlth Edl
	& Hsg Fac Bd MFH
	(Windridgde) Ser 2003
	B (FNMA)	0.40	10/7/11	250,000
405,000	Diaz-Upton LLC	0.27	10/7/11	405,000
500,000	Driftwood Landing Corp.
	Ser 2002	0.26	10/7/11	500,000
281,000	Fitch Denny Funeral
	Home, Inc. (LOC:
	FHLB)	0.35	10/7/11	281,000
25,000	FL St Hsg Fin Corp. MFH
	(Avalon Reserve) Ser
	2003	0.27	10/7/11	25,000
800,000	IL Dev Fin Auth IDR Ser
	1997 (LOC: BK
	Tokyo-Mistubishi UFJ)	0.26	10/7/11	800,000
480,000	IL Fin Auth (Community
	Action) Rev Ser 2008 B
	(LOC: Harris NA)	0.47	10/7/11	480,000
390,000	JL Capital One LLC Ser
	2002	0.27	10/7/11	390,000
480,000	Labcon NA Ser 2010	0.40	10/7/11	480,000
2,000,000	Lavonia O Frick Family
	Trust Ser 2006	0.24	10/7/11	2,000,001
980,000	M&P Richfield LLC	0.26	10/7/11	980,000
240,000	Maricopa Co AZ IDA Hsg
	Rev Ser 2004 A	0.24	10/7/11	240,000
1,135,000	Mequon WI IDR
	(Gateway Plastics) Ser
	2001 (LOC: Bank One)	0.31	10/7/11	1,135,000
980,000	Miarko, Inc. (LOC: PNC
	Bank NA)	0.26	10/7/11	980,000
955,000	Mill Street Village LLC
	(LOC: FHLB)	0.35	10/7/11	955,000
1,070,000	NJ Economic Dev Auth
	Rev (Cascade Corp) Ser
	2008 C (LOC: Bank of
	America NA)	0.60	10/7/11	1,070,000
700,000	NY St Hsg Fin Agy Rev
	Ser 2005	0.18	10/7/11	700,000
1,010,000	Orange Co FL IDA Rev
	Ser 2005 (LOC: Wells
	Fargo Bank NA)	0.25	10/7/11	1,010,000
1,515,000	Phoenix Realty Special
	Account-U LP Rev Ser
	1999 (LOC: Northern
	Trust Co)	0.32	10/7/11	1,515,000
345,000	Sacramento Co CA Hsg
	Auth MFH Rev (Deer
	Park Apts) Ser 2002
	(FNMA)	0.18	10/7/11	345,000
1,140,000	Secor Realty, Inc. (LOC:
	National City Bank)	0.26	10/7/11	1,140,000
100,000	Simi Valley CA MFH Rev
	(Parker Ranch) Ser 2002
	(FNMA)	0.19	10/7/11	100,000
1,000,000	Springfield MO IDA Rev
	Ser 2010 (LOC:
	Guaranty Bank)	0.28	10/7/11	1,000,000
55,000	Suffolk Co NY IDA Civic
	Fac Rev (Hampton Day
	School) Ser 2001
	(LOC: JP Morgan Chase
	Bank)	0.48	10/7/11	55,000
1,000,000	WA St HFC MFH Rev Ser
	2007 (LOC: FHLMC)	0.21	10/7/11	1,000,000
420,000	WA St HFC MFH Rev Ser
	2004	0.30	10/7/11	420,000
1,088,000	WAI Enterprises LLC Ser
	2004	0.45	10/7/11	1,088,000
500,000	Palm Beach Co FL Pub
	Rev Ser 2004	5.00	11/1/11	501,940

Portfolio of Investments
Touchstone Money Market Fund — September 30, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Variable Rate Demand Notes (continued)
$1,000,000	Chatom AL IDB Gulf
Opp Zone Ser 2008
(SPA: National Rural
Utilities Finance)	1.00	11/15/11	$1,000,000

Total Variable Rate Demand Notes	43,995,941

Total Investment Securities — 100.1%
(Cost $69,240,954)	$69,240,954

Liabilities in Excess of Other Assets — (0.1%)	(48,412)

Net Assets — 100.0%	$69,192,542

(a)	Variable rate security - the rate reflected is the rate in effect as of September 30, 2011.

Portfolio Abbreviations:
BANS — Bond Anticipation Notes
CCAO — County Commissioner's Association of Ohio
CDA — Communities Development Authority
COP — Certificates of Participation
EDR — Economic Development Revenue
FNMA — Federal National Mortgage Association
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corp.
GO — General Obligation
HFC — Housing Finance Corp.
IDA — Industrial Development Authority/Agency
IDB — Industrial Development Bond
IDR — Industrial Development Revenue
LLC — Limited Liability Company
LOC — Letter of Credit
LTGO — Limited Tax General Obligation
LSD — Local School District
MFH — Multi-Family Housing
MTN — Medium Term Note
SPA — Stand-by Purchase Agreement
UTGO — Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Variable Rate Demand Notes	$–	$43,995,941	$–	$43,995,941
Municipal Bonds	–	6,948,389	–	6,948,389
U.S. Government Agency Obligations	–	6,091,384	–	6,091,384
Corporate Bonds	–	5,905,146	–	5,905,146
Repurchase Agreements	–	3,500,000	–	3,500,000
Commercial Paper	–	2,499,958	–	2,499,958
Certificates of Deposit	–	300,136	–	300,136
				$69,240,954

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Third Avenue Value Fund — September 30, 2011 (Unaudited)

Common Stocks — 94.6%	Shares	Market Value

Financials — 40.9%
Bank of New York Mellon Corp.	81,758	$1,519,881
Brookfield Asset Management, Inc. - Class A	39,237	1,080,979
Capital Southwest Corp.	4,173	308,802
Cheung Kong Holdings Ltd.	172,000	1,864,588
Forest City Enterprises, Inc. - Class A*	60,500	644,930
Hang Lung Group Ltd.	147,000	749,009
Henderson Land Development Co. Ltd.	450,720	2,023,551
Investment Technology Group, Inc.*	48,523	475,040
Investor AB - Class A	130,000	2,233,110
KeyCorp	45,000	266,850
Westwood Holdings Group, Inc.	31,697	1,095,131
Wheelock & Co. Ltd.	498,000	1,473,444
		13,735,315

Energy — 14.5%
Bristow Group, Inc.	31,155	1,321,907
Cenovus Energy, Inc.	35,200	1,080,992
Encana Corp.	49,400	948,974
Pioneer Drilling Co.*	113,359	813,917
Tidewater, Inc.	17,000	714,850
		4,880,640

Information Technology — 13.2%
AVX Corp.	89,000	1,056,430
Broadridge Financial Solutions, Inc.	24,000	483,360
Electronics for Imaging, Inc.*	14,100	189,927
Lexmark International, Inc. - Class A*	18,600	502,758
Sycamore Networks, Inc.	38,176	689,077
Synopsys, Inc.*	26,700	650,412
Tellabs, Inc.	198,450	851,350
		4,423,314

Consumer Discretionary — 12.8%
American Eagle Outfitters, Inc.	41,770	489,544
Madison Square Garden, Inc. - Class A*	22,500	513,000
MDC Holdings, Inc.†	12,210	206,837
Skyline Corp.	20,123	192,175
Superior Industries International, Inc.	33,733	521,175
Toyota Industries Corp.	82,000	2,391,480
		4,314,211

Materials — 11.7%
Canfor Corp.*	58,800	586,934
Lanxess AG	10,700	513,278
P.H. Glatfelter Co.	49,187	649,760
POSCO ADR†	20,300	1,543,003
Westlake Chemical Corp.	18,786	643,984
		3,936,959

Health Care — 1.5%
Sanofi-Aventis SA	7,877	518,124

Total Common Stocks		$31,808,563

Investment Funds —10.1%
Invesco Liquid Assets Portfolio**	1,839,984	1,839,984
Touchstone Institutional Money Market Fund^	1,546,963	1,546,963

Total Investment Funds		$3,386,947

Total Investment Securities — 104.7%
(Cost $31,708,622)		$35,195,510

Liabilities in Excess of Other Assets — (4.7%)		(1,590,507)

Net Assets — 100.0%		$33,605,003

*	Non-income producing security.
†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2011, was $1,724,954.
**	Represents collateral for securities loaned.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$20,041,979	$11,766,584	$–	$31,808,563
Investment Funds	3,386,947	–	–	3,386,947
				$35,195,510

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Aggressive ETF Fund—September 30, 2011 (Unaudited)

Shares		Value

	Exchange Traded Funds — 98.7%
30,020	iShares Barclays Aggregate Bond
	Fund	$3,305,502
40,030	iShares MSCI EAFE Index Fund	1,911,432
40,520	iShares S&P 500 Growth Index
	Fund	2,481,445
9,200	iShares S&P 500 Index Fund/US	1,045,948
61,870	iShares S&P 500 Value Index Fund	3,191,255
5,480	iShares S&P MidCap 400 Growth
	Index Fund†	492,323
7,090	iShares S&P MidCap 400/BARRA
	Value Index Fund	468,011
8,120	iShares S&P SmallCap 600 Value
	Index Fund†	480,623
1,690	iShares S&P SmallCap
	600/BARRA Growth Index Fund	108,937

Total Exchange Traded Funds		$13,485,476

Investment Funds — 6.8%
715,736	Invesco Liquid Assets Portfolio**	715,736
216,379	Touchstone Institutional Money
	Market Fund^	216,379

Total Investment Funds		$932,115

Total Investment Securities — 105.5%
(Cost $14,979,014)		$14,417,591
Liabilities in Excess of Other Assets — (5.5%)		(754,531)
Net Assets — 100.0%		$13,663,060

†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2011, was $680,895.
**	Represents collateral for securities loaned.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$13,485,476	$–	$–	$13,485,476
Investment Funds	932,115	–	–	932,115
				$14,417,591

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Conservative ETF Fund—September 30, 2011 (Unaudited)

Shares		Value

Exchange Traded Funds — 98.8%
41,520	iShares Barclays 1-3 Year Treasury Bond Fund	$3,511,347
108,220	iShares Barclays Aggregate Bond Fund	11,916,104
25,340	iShares MSCI EAFE Index Fund	1,209,985
26,090	iShares S&P 500 Growth Index Fund	1,597,752
6,860	iShares S&P 500 Index Fund/US	779,913
39,580	iShares S&P 500 Value Index Fund	2,041,536
3,860	iShares S&P MidCap 400 Growth Index Fund	346,783
5,020	iShares S&P MidCap 400/BARRA Value Index
	Fund	331,370
2,660	iShares S&P SmallCap 600 Value Index Fund†	157,445
2,490	iShares S&P SmallCap 600/BARRA Growth
	Index Fund	160,505
Total Exchange Traded Funds		$22,052,740

Investment Funds — 18.3%
3,701,388	Invesco Liquid Assets Portfolio**	3,701,388
394,096	Touchstone Institutional Money Market Fund^	394,096
Total Investment Funds		$4,095,484

Total Investment Securities — 117.1%
(Cost $25,011,775)		$26,148,224
Liabilities in Excess of Other Assets — (17.1%)		(3,821,848)
Net Assets — 100.0%		$22,326,376

†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2011, was $3,622,566.
**	Represents collateral for securities loaned.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$22,052,740	$–	$–	$22,052,740
Investment Funds	4,095,484	–	–	4,095,484
				$26,148,224

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Enhanced ETF Fund—September 30, 2011 (Unaudited)

Shares		Value

Exchange Traded Funds — 98.5%
3,630	iShares Barclays Aggregate Bond Fund	$399,699
6,020	iShares MSCI EAFE Index Fund	287,455
5,470	iShares S&P 500 Growth Index Fund†	334,983
5,940	iShares S&P 500 Value Index Fund	306,385
26,340	iShares S&P MidCap 400 Growth Index Fund†	2,366,385
34,130	iShares S&P MidCap 400/BARRA Value Index
	Fund	2,252,921
39,130	iShares S&P SmallCap 600 Value Index Fund	2,316,105
36,610	iShares S&P SmallCap 600/BARRA Growth Index
	Fund	2,359,881
Total Exchange Traded Funds		$10,623,814

Investment Funds — 1.3%
70,300	Invesco Liquid Assets Portfolio**	70,300
71,093	Touchstone Institutional Money Market Fund ^	71,093
Total Investment Funds		$141,393

Total Investment Securities — 99.8%
(Cost $12,065,593)		$10,765,207
Other Assets in Excess of Liabilities — 0.2%		19,927
Net Assets — 100.0%		$10,785,134

†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2011, was $66,960.
**	Represents collateral for securities loaned.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$10,623,814	$–	$–	$10,623,814
Investment Funds	141,393	–	–	141,393
				$10,765,207

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Moderate ETF Fund—September 30, 2011 (Unaudited)

Shares		Value

Exchange Traded Funds — 98.8%
183,650	iShares Barclays Aggregate Bond Fund	$20,221,702
91,040	iShares MSCI EAFE Index Fund	4,347,160
95,700	iShares S&P 500 Growth Index Fund	5,860,668
20,860	iShares S&P 500 Index Fund/US	2,371,573
142,810	iShares S&P 500 Value Index Fund	7,366,140
12,260	iShares S&P MidCap 400 Growth Index Fund†	1,101,438
15,890	iShares S&P MidCap 400/BARRA Value Index
	Fund	1,048,899
11,840	iShares S&P SmallCap 600 Value Index Fund†	700,810
5,100	iShares S&P SmallCap 600/BARRA Growth
	Index Fund	328,746

Total Exchange Traded Funds		43,347,136

Investment Funds — 5.5%
1,742,205	Invesco Liquid Assets Portfolio**	1,742,205
686,076	Touchstone Institutional Money Market Fund^	686,076

Total Investment Funds		2,428,281

Total Investment Securities — 104.3%
(Cost $44,195,470)		$45,775,417
Liabilities in Excess of Other Assets — (4.3%)		(1,883,831)
Net Assets — 100.0%		$43,891,586

†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2011, was $1,656,962.
**	Represents collateral for securities loaned.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$43,347,136	$–	$–	$43,347,136
Investment Funds	2,428,281	–	–	2,428,281
				$45,775,417

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
September 30, 2011 (Unaudited)

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2011, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

Notes to Portfolios of Investments
September 30, 2011 (Unaudited)

Portfolio Securities Loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. As of September 30, 2011, the following Funds loaned securities and received collateral as follows:

Fund	Securities Loaned	Collateral Received
Baron Small Cap Growth Fund	$1,774,665	$1,873,885
Core Bond Fund	42,919	45,184
High Yield Fund	203,625	213,083
Large Cap Core Equity Fund	440,701	464,364
Mid Cap Growth Fund	255,761	270,390
Third Avenue Value Fund	1,724,954	1,839,984
Aggressive ETF Fund	680,895	715,736
Conservative ETF Fund	3,622,566	3,701,388
Enhanced ETF Fund	66,960	70,300
Moderate ETF Fund	1,656,962	1,742,205

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral. Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Securities Transactions — Security transactions are reflected for financial reporting purposes as of the trade date.  Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.  Dividend income from securities is recognized on the ex-dividend date net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable.

Federal Tax Information — As of September 30, 2011, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Touchstone Baron Small Cap Growth Fund	$13,018,791	$6,644,882	$(688,204)	$5,956,678
Touchstone Core Bond Fund	$56,968,978	$1,747,727	$(1,411,478)	$336,249
Touchstone High Yield Fund	$24,895,242	$469,119	$(1,372,118)	$(902,999)
Touchstone Large Cap Core Equity Fund	$30,099,046	$3,431,536	$(3,579,291)	$(147,755)
Touchstone Mid Cap Growth Fund	$22,655,456	$1,187,478	$(3,001,723)	$(1,814,245)
Touchstone Money Market Fund	$69,240,954	$0	$0	$0
Touchstone Third Avenue Fund	$31,708,622	$8,070,897	$(4,584,009)	$3,486,888
Touchstone Aggressive ETF Fund	$15,881,990	$306,416	$(1,770,815)	$(1,464,399)
Touchstone Conservative ETF Fund	$25,747,296	$1,238,674	$(837,746)	$400,928
Touchstone Enhanced ETF Fund	$12,180,813	$714,102	$(2,129,708)	$(1,415,606)
Touchstone Moderate ETF Fund	$46,086,141	$2,759,327	$(3,070,051)	$(310,724)

Item 2. Controls and Procedures.

(a)
The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Touchstone Variable Series Trust

By:          /s/ Jill T. McGruder
-------------------------
Jill T. McGruder
President
November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Terrie A. Wiedenheft
--------------------------------
Terrie A. Wiedenheft
Treasurer & Controller
November 28, 2011